Long-term borrowings	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Borrowings [Abstract]
Long-term borrowings

19 Long-term borrowings

Long-term borrowings (debts) as at December 31, 2021 and 2020 consist of the following:

	31/12/21	31/12/20
Three-month Euribor (360) plus a 4% spread long-term debt with final payment due September 2021	—	750
Three-month Euribor (360) plus a 3.5% spread long-term debt with final payment due June 2022 (repaid early)	—	750
Three-month Euribor (360) plus a 2.2% spread long-term debt with final payment due August 2022	139	—
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due December 2022	92	183
Three-month Euribor (360) plus a 1.9% spread long-term debt with final payment due June 2023	621	1,025
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2023	2,946	3,920
11.76% fixed long-term debt with final payment due October 2023	216	314
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due March 2025	4,646	—
2.3% fixed long-term debt with final payment due January 2026	4,518	5,562
No interest rate long-term debt with final payment due September 2027	395	378
0.21% fixed long-term debt with final payment due December 2030	2,963	3,257
80% of six-month Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035	903	287
Total long-term borrowings	17,439	16,426
Less current installments	(3,862)	(7,124)
Long-term borrowings, excluding current installments	13,577	9,302

During 2021 and 2020, both the three-month Euribor (360) and the six-month Euribor (360) were negative. Consequently, actual range of rates are from 0.21% and 4%.

In 2015 the Company incurred long-term debt for nominal amount of 5,000 with installments payable on a quarterly basis and with final payment due in September 2021. This loan was paid off regularly in September 2021.

In January 2017, the Company incurred long-term debt for a 2,500 nominal amount with installments payable on a quarterly basis and with final payment due June 2022. The loan has a residual amount as at 31 December 2021 equal to zero since it was repaid early in September 2021.

In March 2021, the Parent Company, following the sale of its former subsidiary IMPE S.p.A., assumed the residual debt of the loan received by IMPE S.p.A. in 2017 for a nominal amount of 1,000 to be repaid in monthly installments up to August 2022. This loan, of which 139 remains at year-end, provides for variable interest installments determined based on the three-month Euribor (360) plus a 2.2% spread.

In 2018, the Romanian subsidiary obtained a long-term debt from a financial institution, amounting to 206. Such loan has installments repayable on a monthly basis starting from October 2020 and ending in December 2022. This long-term debt, of which 92 remains at year-end, provides for variable interest installments determined based on the six-month Euribor (360) plus a 2.75% spread.

In November 2017, the Company incurred long-term debt for a 2,000 nominal amount with installments payable on a monthly basis and with final payment due June 2023. This long-term debt, of which 621 remains at year-end, provides for variable interest installments determined based on the three-month Euribor (360) plus a 1.9% spread.

A loan of nominal 10,000 was incurred in 2015 by the Romanian subsidiary. The loan was payable on a monthly basis starting from August 2015. In August 2017 and July 2019, the subsidiary negotiated a rescheduling of the loan’s repayment with the bank. In particular, the loan, remaining at year-end in the amount of 2,946 is due by August 2023, and the new amortisation schedule provides for monthly installments and a lump sum repayment of 1,944, due on maturity. The variable interest rate is six-month Euribor (360) plus a 2.5% spread. The loan is guaranteed by a mortgage on the Romanian plant for an amount of 16,628, and is subject to the following covenants: (a) cash receipts >= 60% turnover; (b) earnings before interest, taxes, depreciation and amortisation (EBITDA) >= 4.5%; (c) net debt/EBITDA <= 3; (d) debt service cover ratio >= 1.35. The Romanian subsidiary was in compliance with the covenants required.

In May 2020, the Brazilian subsidiary obtained a long-term loan from a financial institution, amounting to 314. This loan has been obtained as part of the COVID-19 measures to support business approved by the Brazilian government. Such loan has installments repayable on a monthly basis starting from 2020, after the six-month interest-only period, and ending in October 2023. This long-term debt, of which 216 remains at year-end, provides for variable installments determined based on 11.76% interest rate.

In March 2021, the Romanian subsidiary obtained a long-term loan of 5,000 which provides for variable interest installments determined based on the six-month Euribor (360) plus a 2.75% spread. This loan, of which 4,646 remains at year-end, is backed by a 90% state-guarantee and ends in March 2025. The first installment, after the five-month interest only period, was paid on October 2021.

In July 2017, the Company incurred long-term debt for a 7,000 nominal amount with installments payable on a monthly basis, fixed interest rate of 2.3% and with final payment due January 2026. This long-term fixed-rate debt, of which 4,518 remains at year-end, is assisted by a mortgage on the properties located in Matera (Italy) for an amount of 14,000.

In March 2020, the Swiss subsidiary obtained a long-term loan from a financial institution, amounting to 378. This loan has been obtained as part of the COVID-19 measures to support business approved by the Swiss government. Such loan has installments repayable on a six-month basis starting from 2022 and ending in September 2027. This long-term debt, of which 395 remains at year-end, has no interest rate.

In December 2019, the Company incurred long-term debt for a 4,181 nominal amount with installments payable on semi-annual basis, fixed interest rate of 0.21% and with final payment due December 2030. This long-term debt, of which 2,963 remains at year-end, is guaranteed by a mortgage on the properties located in Ginosa, Laterza and Santeramo in Colle (Italy) for a total amount of 13,936.

In December 2019, one of the Italian subsidiaries incurred long-term debt for a 435 nominal amount with installments payable on semi-annual basis and with final payment due January 2035. This long-term debt, of which 903 remains at year-end following a further disbursement obtained in 2021, provides for variable interest installments determined based on the 80% of six-month Euribor (360) plus 0.95% spread. Such loan is guaranteed by a mortgage on the properties located in Pozzuolo del Friuli (Italy) for a total amount of 3,000.

During 2021 and 2020, the Company made all installment payments related to the aforementioned long-term borrowings.

Interest expense related to long-term borrowings for the years ended December 31, 2021, 2020 and 2019 is 405, 405 and 454, respectively. Interest due is paid with the related installment.